Consolidation of subsidiaries (Details Text) - BRL (R$)													12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Apr. 01, 2019	Feb. 28, 2019	Jan. 04, 2019	Dec. 05, 2018	Mar. 29, 2018	Oct. 03, 2017	May 02, 2017	Dec. 31, 2020	Nov. 03, 2020	Dec. 31, 2019	Oct. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity	R$ 9,327,459,000												R$ 9,327,459,000		R$ 8,014,948,000		R$ 6,574,376,000	R$ 870,391,000
Investment	16,400,000												R$ 16,400,000		R$ 1,500,000
BCPS [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired													99.50%
Equity	R$ 1,934,000												R$ 1,934,000
R2TECH [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired	100.00%											51.00%	99.99%
Equity	R$ 10,872,000												R$ 10,872,000
R2TECH [Member] | Equity Interest R2tech Acquired the Remaing [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired							49.00%
BIVACO Holding SA [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired											51.40%
BIVA [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired	100.00%												99.99%
Equity	R$ 17,872,000												R$ 17,872,000
Proportion of additional equity interests acquired.						2265.00%
FIDC [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired	100.00%												100.00%
Equity	R$ 3,095,137,000												R$ 3,095,137,000
Rate the senior mezzanine quotes pay as a percentage of Interbank Deposit Certificate										107.00%
FIDC [Member] | Third Party Investors [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity	10,000,000									R$ 20,000,000			R$ 10,000,000
Equity withdrawn														R$ 10,000,000
TILIX [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired									100.00%				99.99%
Equity	7,382,000												R$ 7,382,000
Yami [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired					100.00%								99.99%
Equity	964,000												R$ 964,000
Consideration paid (received)					R$ 3,000,000
Cash transferred					R$ 1,350,000
Registra Seguro [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired													99.99%
Equity	5,000,000												R$ 5,000,000			R$ 5,000,000
CDS [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired			100.00%										99.99%
Equity	3,651,000												R$ 3,651,000
Consideration paid (received)			R$ 2,379,000
Cash transferred			R$ 2,379,000
Zvgo [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired				100.00%									99.99%
Equity	232,000												R$ 232,000
Consideration paid (received)				R$ 8,000,000
Cash transferred				R$ 5,053,000
Moip [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired		100.00%											100.00%
Equity	R$ 181,153,000												R$ 181,153,000
Consideration paid (received)		R$ 358,609,000
Cash transferred		R$ 307,855,000
BBN Banco Brasileiro de Negócios SA [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired								100.00%
Cash transferred								R$ 59,765,000